New standards and regulatory changes (Details) - COP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2021	Dec. 31, 2020
New standards and regulatory changes
Property, plant, and equipment	$ 100,997,498	$ 90,076,526		$ 66,508,338
Deferred tax	$ 13,479,336	$ 10,850,463
FinancialEffectOfChangesInAccountingPolicy
New standards and regulatory changes
Natural and environmental resources			$ 48,173
Property, plant, and equipment			18,013
Deferred tax			$ 24,132